Leases - Additional Information (FY) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Cash payments on operating leases					$ 9,900,000	$ 9,600,000	$ 8,200,000
Contra rent expense	$ 200,000	$ 500,000	$ 1,300,000	$ 1,600,000	$ 2,200,000	$ 1,900,000	200,000
Remaining lease term					6 years 3 months 18 days	6 years 9 months 18 days
Weighted average discount rate					9.80%
Operating lease, impairment loss	$ 0	$ 0	$ 0	$ 0	$ 10,900,000	$ 600,000	$ 2,400,000
Property, Plant and Equipment [Line Items]
Impairment charges					3,900,000
Leasehold improvements
Property, Plant and Equipment [Line Items]
Impairment charges					$ 1,300,000